Goodwill and Other Intangible Assets - Table 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Amortization Expense, Intangible Assets
Amortization expense	$ 15.2	$ 12.9	$ 11.9